Notes to the Balance Sheet - Summary of Financial Assets from Collaborations (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets from Collaborations [Line Items]
Other Financial Assets	€ 520,845,412	€ 504,822,678
Level 3 of fair value hierarchy
Financial Assets from Collaborations [Line Items]
Opening balance	0	16,730,000
Additions	0	0
Cash Receipts	0	(23,768,000)
Other Financial Assets	3,410,000	7,038,000
Closing balance	€ 3,410,000	€ 0